November 3, 2004

VIA EDGAR AND FACSIMILE

Securities and Exchange Commission

Division of Corporation Finance

Washington, D.C. 20549-0303

Attention: Michele M. Anderson

Re:	Vsource, Inc.
Schedule TO-I filed October 18, 2004
File No. 5-59913

Dear Ms. Anderson:

Vsource, (the “Company”) Inc. hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the Schedule TO;

•	staff comments or changes to disclosure in response to staff comments in the Schedule TO reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Dennis Smith
Dennis Smith, Chief Financial Officer